Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103-2921 Tel. +1.215.963.5000 Fax: +1.215.963.5001 www.morganlewis.com

September 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (File Nos. 333-192288 and 811-22911)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing Post-Effective Amendment No. 5 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 9 under the Investment Company Act of 1940, as amended (the “Filing”) to the Trust’s registration statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act, for the purpose of registering three new series to the Trust: the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guardian ETF.

Please contact the undersigned at (215) 963-5862 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ David W. Freese
David W. Freese

cc:	Eric R. Ervin, Reality Shares Advisors, LLC